Strategic Alliances and Collaboration Agreements	6 Months Ended
Jun. 30, 2018
Collaboration Agreements [Abstract]
Strategic Alliances and Collaboration Agreements

Note 2. Strategic Alliances and Collaboration Agreements

The Company has entered into license agreements and collaborative research and development arrangements with pharmaceutical and biotechnology companies. Under these arrangements, the Company is entitled to receive license fees, upfront payments, milestone payments when and if certain research or technology transfer milestones are achieved, development milestones and reimbursement for research and development activities. The Company's costs of performing these services are included within research and development expense. The Company’s milestone payments are typically defined by achievement of certain preclinical, clinical, and commercial success criteria. Preclinical milestones may include in vivo proof of concept in disease animal model(s), lead candidate identification, and completion of IND-enabling studies. Clinical milestones may include successful enrollment of the first patient in or completion of Phase I, II, and III clinical trials, and commercial revenue is often tiered based on net or aggregate sale amounts. The Company cannot guarantee the achievement of these milestones due to risks associated with preclinical and clinical activities required for development of nucleic acid medicine-based therapeutics.

The following paragraphs provide information regarding the nature and purpose of the Company’s most significant collaboration arrangements.

Collaboration Partner A

In 2015 the Company entered into two agreements with Collaboration Partner A. The Company analyzed the form and substance of both of the agreements and concluded they should be evaluated as a single arrangement for accounting purposes.

Under the 2015 agreement, the Company recognized revenue of $1.7 million and $3.6 million for the three and six months ended June 30, 2017, respectively. The revenue recognized included labor and expense reimbursements of $1.6 million and $3.4 million for the three and six months ended June 30, 2017, respectively, with the remaining revenue representing the amortized portion of the upfront fee and milestone payment of the arrangement. During the quarter ended September 30, 2017, the 2015 agreement was terminated.

In late-2017, the Company and Collaboration Partner A entered into a new agreement. The Company reviewed the timing and nature of the arrangement upon the signing of the new agreement and determined that it was not linked to the prior agreements and should be considered as a standalone agreement.

The 2017 collaboration allocated discovery, development, funding obligations, and ownership of related intellectual property among the Company and Collaboration Partner A, with Collaboration Partner A making an upfront payment, and potential milestone payments and royalty payments to the Company. The Company received an upfront payment and may receive preclinical, development and sales milestone payments, as well as royalty payments on any future licensed product sales. Collaboration Partner A will reimburse the Company for development costs at a future defined period upon the achievement of the first research and development milestone and all commercialization costs associated with the program upon selection of a drug target. The 2017 collaboration agreement includes potential milestone payments from the Collaboration Partner A to the Company of $56.5 million. Collaboration Partner A may also pay option exercise fees within the $1.0 million to $5.0 million range per target.  Collaboration Partner A will pay royalties on annual net sales of licensed products in the low to mid-single digits range, subject to reduction on a country-by-country and licensed-product-by-licensed-product basis and subject to certain events, such as expiration of program patents. In addition, the collaboration includes an exclusivity period.

As the license component of the contract has no stand alone value, the license and the research and development activities, exclusivity, and joint steering committee obligations under this agreement should be considered as a single unit of accounting in the arrangement.  The upfront fee of $7.7 million is being deferred and recognized as revenue using the Proportional Performance Method as the Company determined that the performance obligations are fulfilled in a pattern other than straight-line due to the structure and nature of the collaborative arrangement. Total deferred revenue as of June 30, 2018 and December 31, 2017 for Collaboration Partner A was $7.3 million and $7.6 million, respectively. The Company recognized revenue of $0.2 million and $0.3 million for the three and six months ended June 30, 2018, respectively.

Collaboration Partner B

In 2015 the Company entered into an agreement with Collaboration Partner B. During the initial phase of the collaboration, the Company will design and optimize therapeutics for certain rare disease targets. Collaboration Partner B has the option to add additional rare disease targets during the collaborative development period. Additionally, during the collaborative development period, the Company will participate with Collaboration Partner B in a joint steering committee. In addition, the collaboration includes an initial exclusivity period and an option to extend this period.

For each program, Collaboration Partner B will reimburse the Company for all internal and external development costs incurred and if Collaboration Partner B achieves certain, clinical, regulatory and sales milestones, then the Company is eligible to receive additional payments.

As part of the agreement, Collaboration Partner B paid an upfront fee and agreed to certain research and development funding obligations.  The Company is also entitled to certain additional payments upon exercise of the Collaboration Partner B expansion option and/or exclusivity extension (if any), and for costs incurred by us in conducting the activities assigned to us under each collaboration development plan. In addition, on a development target-by-development target basis during the two-year period from the effective date of contract, Collaboration Partner B will pay the Company a one-time milestone payment after the first optimized lead designation for the first product with respect of such development target. For each development target for which the Collaboration Partner B exercises its option, Collaboration Partner B will pay the Company a one-time option exercise fee based upon the total number of development targets for which option exercises have been made by Collaboration Partner B. In the second quarter of 2018, the Company signed an amendment with Collaboration Partner B, that may reduce milestone payments dependent on whether the Company does not incorporate a predefined chemistry methodology.

The agreement included total potential milestone payments for the initially selected targets from Collaboration Partner B to the Company of $133.0 million. Collaboration Partner B will pay royalties as a percentage of net sales on a product-by-product and country-by-country basis during the applicable royalty term up to 10%. As of June 30, 2018, the Company has not yet reached the clinical phase of the contract.

The Company concluded that the license, research and development activities, exclusivity, and joint steering committed obligations under this agreement should be considered a single unit of accounting in the arrangement, and the up-front fee of $10 million will be deferred and recognized as revenue over the same period as the research activities. As a result, the upfront fee has been deferred and was initially being recognized as revenue ratably over the expected 29-month period of the research activities with an end date of March 31, 2018. As of June 30, 2018, the amortization period is now expected to end by December 31, 2019 which increases the amortization period overall by 21 months. As such, the Company updated the amortization period of the remaining deferred revenue.

The Company also determined that the milestone payments as defined in the agreement were not substantive as it will not have any outstanding performance obligations under the agreement when such payments may become due, and, therefore, do not meet the requirements for application of the Milestone Method of revenue recognition. Instead, revenue from the contingent milestone payments will be recognized if and when such payments become due, subject to satisfaction of all of the criteria necessary to recognize revenue at that time.

During 2017, the Company entered into an amendment with Collaboration Partner B to add one year to the exclusivity period for the two initial targets, in consideration for a one-time payment of $2.0 million. The extension of the exclusivity period did not change the length of the research and development period. Further, the amendment added language to allow Collaboration Partner B the opportunity to review and comment on its filings and prosecution efforts of pending Company patents that relate to Collaboration Partner B chemistry. Since the Company's performance obligations under the agreement are considered a single unit of accounting, the payment consideration was added to the unamortized portion of the upfront signing fee and will be recognized systematically, on a straight-line basis, over the remainder of the period that the research and development services are expected to occur.  Total deferred revenue as of June 30, 2018 and December 31, 2017 for Collaboration Partner B was $4.5 million and $5.8 million, respectively.

The Company recognized revenue for Collaboration Partner B of $1.2 million and $2.7 million during the three and six months ended June 30, 2018, respectively, and $1.5 million and $2.8 million for the three and six months ended June 30, 2017. The revenue recognized included labor and expense reimbursements of $0.6 million and $1.4 million for the three and six months ended June 30, 2018, respectively, and $1.1 million and $1.8 million for the three and six months ended June 30, 2017, with the remaining revenue representing the amortized portion of the upfront fee on the arrangement.

Collaboration Partner C

In 2016 the Company entered into a contract with Collaboration Partner C to perform certain discovery and development of RNA medicines for treatment of a disease. The agreement provides a non-exclusive license of the Company’s technology to Collaboration Partner C for the 18 month research program term, and the Company will not engage in similar research or development activities for two years after the end of the research term. In 2017 the Company and Collaboration Partner C amended the agreement to extend the agreement research program scope and term of 18 months from the Original Agreement effective date to 12 months from the Amendment Date (through September 2018). Under the Agreement, results which are specifically related to improvements to Company products are owned by the Company, while all other Research Program results are owned by Collaboration Partner C.

The Collaboration Partner C Agreement remains in effect until Collaboration Partner C no longer has payment obligations.  Collaboration Partner C may terminate the Agreement upon sixty days written notice. As part of the agreement, Collaboration Partner C paid an upfront fee of $0.1 million upon contract execution and agreed to provide the Company with funding for the discovery and development costs.  The agreement included immaterial milestone payments that were met during 2017. The agreement provides for $3.7 million in regularly scheduled research funding payments through 2018. In addition, Collaboration Partner C has an option to negotiate with the Company to obtain a non-exclusive, sub-licensable worldwide license to use the Company’s background technology and its owned collaboration results. The Option may be exercised by Collaboration Partner C with written notice to the Company any time for a period commencing on the Effective Date and ending on one hundred and eighty (180) days after the date of Collaboration C receipt of the Final Report. The terms and conditions of any such license shall be negotiated in good faith and agreed upon in writing between the parties within twelve 12 months after the exercise of the option by Collaboration Partner C.

The Company concluded that the research funding, exclusivity and license fees were to be accounted for as a single unit of accounting and the upfront license fees were deferred and recognized as revenue over the same period as the research activities. Total deferred revenue for Collaboration Partner C was $2.4 million as of June 30, 2018 with a negligible amount as of December 31, 2017.  The Company recognized revenue from Collaboration Partner C of $0.3 million and $0.6 million for the three and six months ended June 30, 2018, respectively, and $0.4 million and $0.6 million for the three and six months ended June 30, 2017, respectively. The revenue recognized includes expense reimbursements that are recognized as revenue when incurred as per the terms of the agreement and milestone payments.

Collaboration Partner D

On January 1, 2018, the Company entered into a Development and Option Agreement with Collaboration Partner D, (the “Development Agreement”). Under the terms of the Development Agreement, the parties have agreed to conduct joint preclinical development programs on the basis of which Collaboration Partner D is granted an option for taking several licenses on pre-agreed license terms to develop and commercialize certain products incorporating the Company’s patents and know-how related to delivery systems based on or incorporating lipid-mediated delivery systems (including the LUNAR® platform) (the “Arcturus LMD Technology”), and Collaboration Partner D patents and know-how related to mRNA technology. In addition, the Company granted to Collaboration Partner D a worldwide, non-exclusive license to use the Arcturus LMD Technology, including the right to grant sublicenses, for the purpose of conducting research and preclinical development activities, subject to certain limitations, and Collaboration Partner D granted to the Company a worldwide, non-exclusive license under its mRNA technology, solely to the extent necessary to execute the activities contemplated by the Development Agreement. Subject to certain restrictions, the parties will have an undivided one-half interest in the patents and know-how developed jointly by the parties during the course of the Development Agreement.  Pursuant to the terms of the Development Agreement, Collaboration Partner D will have a number of target options to co-develop from a reserved target list to enter into licenses under the Arcturus LMD Technology with respect to the development, manufacture and commercialization of licensed products (which can include products identified for development by the Company unless the Company is permitted by the terms of the Development and Option Agreement to place such products on a restricted list). A separate notice and fee will be required for each license agreement. If the target to which the license agreement relates is chosen by the parties for co-development under the Co-Development Agreement (which is defined below and discussed in the following paragraph) the license agreement will terminate as such programs will be covered under the Co-Development Agreement, and therefore Collaboration Partner D will be given a credit of the Exercise Fee, the Milestone Payments already paid and all other payments made in relation to the license agreement towards future such payments incurred with respect to future licenses under the Arcturus LMD Technology. Pursuant to a May 3, 2018 amendment to the Development Agreement, the Company granted Collaboration Partner D a security interest in certain of its intellectual property. The Company is in discussions with Collaboration Partner D to revise the terms of the amendment, among other things, to eliminate the security interest grant in its entirety.

Concurrently with the Partner D Collaboration Agreement, the Company entered into a Co-Development and Co-Commercialization Agreement (the “Co-Development Agreement”). Under the terms of such agreement, the parties will collaborate to develop and commercialize mRNA-based products for treating ornithine transcarbamylase (“OTC”) deficiency, incorporating Collaboration Partner D’s mRNA technology, the Company’s mRNA technology and the Arcturus LMD Technology. The overall collaboration with Partner D will be managed by a joint steering committee. The parties also have the option to co-develop two mRNA programs for Collaboration Partner D and one mRNA program for the Company, including targets for such programs selected from the reserved target list established under the Development Agreement.

The Company concluded that the research and development activities, exclusivity, license fees, governance and reserve target rights were to be accounted for as a single unit of accounting and the upfront license fees were deferred and recognized as revenue over the eight year research program period.  Further, the Company concluded that the options granted to Collaboration Partner D along with the related milestones are to be evaluated as a separate arrangement and not a deliverable of the original arrangement.  Total deferred revenue as of June 30, 2018 was comprised of $4.7 million for Collaboration Partner D.  The Company recognized revenue from Collaboration Partner D of $0.3 million and $0.5 million for the three and six months ended June 30, 2018, respectively.  The revenue recognized included labor and expense reimbursements of $0.1 million for both the three and six months ended June 30, 2018, with the remaining revenue representing the amortized portion of the upfront fee on the arrangement.

Other Collaboration Agreements

In 2016 and 2017 the Company entered into several other smaller agreements and recorded revenue and deferred revenue consistent with the revenue recognition practices described in the significant accounting policies footnote. Additionally, see Note 10 Related Party for the related party collaboration agreement.